FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	£ 2,032	£ 2,684
Unearned future finance income on finance leases	(478)	(976)
Rentals received in advance	(18)	(22)
Net investment in finance leases	1,536	1,686
The Group [member] | Not later than one year [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	484	460
Net investment in finance leases	404	306
The Group [member] | Later than one year and not later than two years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	340	516
Net investment in finance leases	322	408
The Group [member] | Later than two years and not later than three years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	174	455
Net investment in finance leases	126	353
The Group [member] | Later than three years and not later than four years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	138	199
Net investment in finance leases	98	152
The Group [member] | Later than four years and not later than five years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	201	177
Net investment in finance leases	166	129
The Group [member] | Later than five years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	695	877
Net investment in finance leases	420	338
The Bank [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	93	249
Unearned future finance income on finance leases		(6)
Rentals received in advance		(49)
Net investment in finance leases	93	194
The Bank [member] | Not later than one year [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	70	121
Net investment in finance leases	70	93
The Bank [member] | Later than one year and not later than two years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	6	52
Net investment in finance leases	6	41
The Bank [member] | Later than two years and not later than three years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	6	39
Net investment in finance leases	6	30
The Bank [member] | Later than three years and not later than four years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	6	20
Net investment in finance leases	6	14
The Bank [member] | Later than four years and not later than five years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable	5	17
Net investment in finance leases	5	£ 16
The Bank [member] | Later than five years [member]
Gross investment in finance leases, receivable:
Gross investment in finance leases, receivable